UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 21533

Salomon Brothers Inflation Management Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-725-6666

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

ITEM 1.                  SCHEDULE OF INVESTMENTS

SALOMON BROTHERS INFLATION MANAGEMENT FUND INC.

FORM N-Q

July 31, 2006

Salomon Brothers Inflation Management Fund Inc.

Schedule of Investments  (unaudited)

July 31, 2006

Face
Amount†	Security	Value
ASSET-BACKED SECURITIES — 5.9%
Home Equity — 5.9%
1,000,000	ACE Securities Corp., Series 2004-OP1, Class M3, 6.635% due 4/25/34 (b)	$1,002,575
500,000	Aegis Asset-Backed Securities Trust, Series 2004-5, Class M2, 6.605% due 12/25/34 (b)	505,905
500,000	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5, 6.585% due 11/25/34 (b)	510,524
665,000	Amortizing Residential Collateral Trust, Series 2004-1, Class M4, 6.435% due 10/25/34 (b)	680,191
13,490	AQ Finance Net Interest Margin Trust, Series 2004-RN5, Class A, 5.193% due 6/25/34 (c)	13,459
750,000	Asset-Backed Funding Certificates, Series 2004-FF1, Class M2, 6.835% due 1/25/34 (b)	760,131
827,048	Bear Stearns Asset-Backed Securities Inc., Series 2005-AC4, Class M2, 6.055% due 7/25/35 (b)	829,733
9,940	Bear Stearns Asset-Backed Securities Inc. Net Interest Margin Trust, Series 2004-HE8N, Class A1, 5.000% due 9/25/34 (c)	9,928
	Countrywide Asset-Backed Certificates:
84,780	Series 2004-02N, Class N1, 5.000% due 2/25/35 (c)	83,964
1,250,000	Series 2004-BC4, Class M2, 6.235% due 10/25/34 (b)	1,259,183
73,417	Finance America Net Interest Margin Trust, Series 2004-01, Class A, 5.250% due 6/27/34 (c)	44,845
500,000	GSAMP Trust, Series 2004-OPT, Class M3, 6.535% due 11/25/34 (b)	504,837
500,000	Long Beach Mortgage Loan Trust, Series 2004-06, Class M2, 6.535% due 11/25/34 (b)	503,467
1,500,000	MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class M4, 6.385% due 9/25/34 (b)	1,515,347
30,845	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (c)	30,683
	Morgan Stanley Asset-Backed Securities Capital I:
1,000,000	Series 2004-HE4, Class M2, 6.685% due 5/25/34 (b)	1,000,602
500,000	Series 2004-NC8, Class M4, 6.358% due 9/25/34 (b)	507,532
500,000	Series 2004-OP1, Class M5, 6.435% due 11/25/34 (b)	507,660
	Novastar Home Equity Loan:
1,000,000	Series 2004-02, Class M5, 6.885% due 9/25/34 (b)	1,011,802
500,000	Series 2004-04, Class M4, 6.485% due 3/25/35 (b)	503,027
231,438	Option One Mortgage Loan Trust, Series 2002-04, Class M2, 7.080% due 7/25/32 (b)	231,815
500,000	Park Place Securities Inc., Series 2004-WWF1, Class M4, 6.485% due 2/25/35 (b)	507,433
875,000	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3, 7.285% due 3/25/34 (b)	884,781
500,000	Residential Asset Securities Corp., Series 2004-KS10, Class M2, 6.535% due 11/25/34 (b)	508,171

See Notes to Schedule of Investments.

Salomon Brothers Inflation Management Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Face
Amount†	Security	Value
Home Equity — 5.9% (continued)
273,416	SACO I Trust, Series 2005-02, Class A, 5.585% due 4/25/35 (b)(c)	$273,548
	Sail Net Interest Margin Notes:
72,574	Series 2004-2A, Class A, 5.500% due 3/27/34 (c)	22,100
25,838	Series 2004-BN2A, Class A, 5.000% due 12/27/34 (c)	25,781
44,643	Sharp SP I LLC, Net Interest Margin Trust, Series 2005-HE1N, 5.190% due 2/25/35 (c)	44,463
	TOTAL ASSET-BACKED SECURITIES (Cost — $14,236,855)	14,283,487
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
120,000	American Home Mortgage Investment Trust, Series 2005-4, Class M3, 6.185% due 11/25/45 (b)	120,036
10,250,753	Federal Home Loan Mortgage Corp. (FHLMC), Series 2777, Class PI, PAC, IO, 5.000% due 5/15/24	653,259
7,360,903	Federal National Mortgage Association (FNMA), Series 339, Class 30, IO, 5.500% due 7/1/18 (b)	1,323,917
1,245,548	Government National Mortgage Association (GNMA), Series 2003-6, Class PI, PAC IO, 5.500% due 9/20/28 (b)	37,012
500,000	GS Mortgage Securities Corp. II, Series 2002-FL5A, Class D, 6.369% due 6/16/14 (b)(c)	500,498
732,586	Merit Securities Corp., Series 11PA, Class B2, 6.900% due 9/28/32 (b)(c)	627,283
	Structured Asset Securities Corp.:
179,100	Series 1998-2, Class M1, 6.485% due 2/25/28 (b)	179,765
386,065	Series 1998-3, Class M1, 6.385% due 3/25/28 (b)	386,519
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $3,900,921)	3,828,289
CORPORATE BONDS & NOTES — 3.5%
Capital Markets — 1.7%
1,050,000	Kaupthing Bank HF, Notes, 7.125% due 5/19/16 (c)	1,063,190
3,100,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Series G, 4.460% due 9/28/07 (b)	3,079,819
	Total Capital Markets	4,143,009
Commercial Banks — 0.2%
550,000	Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16 (b)(c)	551,997
Consumer Finance — 1.2%
1,500,000	Ford Motor Credit Co., Notes, 7.077% due 1/15/10 (b)	1,378,296
1,500,000	General Motors Acceptance Corp., Notes, 7.431% due 12/1/14 (b)	1,477,245
	Total Consumer Finance	2,855,541
Diversified Financial Services — 0.4%
1,000,000	Residential Capital Corp., Notes, 6.875% due 6/29/07 (b)	1,005,306
	TOTAL CORPORATE BONDS & NOTES (Cost — $8,365,248)	8,555,853
MORTGAGE-BACKED SECURITIES — 1.7%
FHLMC — 1.4%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
276,567	7.000% due 6/1/17	283,449
2,835,720	8.500% due 9/1/24	3,032,718
210,115	6.500% due 8/1/29	214,021
	TOTAL FHLMC	3,530,188
FNMA — 0.3%
	Federal National Mortgage Association (FNMA):
110,505	5.500% due 1/1/14	109,835

See Notes to Schedule of Investments.

Salomon Brothers Inflation Management Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Face
Amount†		Security	Value
FNMA — 0.3% (continued)
531,345		7.000% due 3/15/15-6/1/32	$547,245
		TOTAL FNMA	657,080
		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $4,287,989)	4,187,268
SOVEREIGN BONDS — 3.3%
Argentina — 0.2%
		Republic of Argentina:
75,000	EUR	9.750% due 11/26/03 (d)	25,248
150,000	EUR	8.500% due 7/1/04 (d)	57,436
100,000	EUR	10.250% due 1/26/07 (d)	39,886
140,000		4.889% due 8/3/12 (b)	129,995
300,264	ARS	Discount Bonds, 5.830% due 12/31/33 (b)	112,374
		GDP Linked Securities:
1,048,813	ARS	0.000% due 12/15/35 (b)	28,969
100,000	EUR	0.000% due 12/15/35 (b)	11,806
225,000	EUR	Medium-Term Notes, 9.000% due 5/24/05 (c)(d)	87,231
		Total Argentina	492,945
Brazil — 0.5%
		Federative Republic of Brazil:
210,000		11.000% due 8/17/40	269,535
		Collective Action Securities:
270,000		8.750% due 2/4/25	312,188
625,000		8.250% due 1/20/34	695,781
		Total Brazil	1,277,504
Colombia — 0.3%
		Republic of Colombia:
405,000		11.750% due 2/25/20	558,900
50,000		8.125% due 5/21/24	53,625
10,000		10.375% due 1/28/33	13,200
		Total Colombia	625,725
Mexico — 1.0%
		United Mexican States:
90,000		11.375% due 9/15/16	126,225
125,000		8.125% due 12/30/19	146,000
		Medium-Term Notes:
270,000		5.625% due 1/15/17	259,402
		Series A:
21,000		6.375% due 1/16/13	21,620
1,300,000		5.875% due 1/15/14	1,299,675
74,000		6.625% due 3/3/15	77,312
465,000		8.000% due 9/24/22	538,702
		Total Mexico	2,468,936
Panama — 0.1%
230,000		Republic of Panama, 8.875% due 9/30/27	272,550
Peru — 0.3%
		Republic of Peru:
155,000		9.875% due 2/6/15	186,388
65,000		8.750% due 11/21/33	75,400
373,450		FLIRB, 5.000% due 3/7/17 (b)	365,047
		Global Bonds:
35,000		8.375% due 5/3/16	38,981

See Notes to Schedule of Investments.

Salomon Brothers Inflation Management Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Face
Amount†	Security	Value
Peru — 0.3% (continued)
100,000	7.350% due 7/21/25	$102,250
	Total Peru	768,066
Russia — 0.6%
	Russian Federation:
128,889	8.250% due 3/31/10 (c)	134,447
175,000	11.000% due 7/24/18 (c)	246,313
510,000	12.750% due 6/24/28 (c)	887,400
270,000	5.000% due 3/31/30 (b)(c)	294,043
	Total Russia	1,562,203
Venezuela — 0.3%
	Bolivarian Republic of Venezuela:
25,000	8.500% due 10/8/14	27,438
95,000	5.750% due 2/26/16	87,067
40,000	7.650% due 4/21/25	42,140
370,000	Collective Action Securities, Notes, 10.750% due 9/19/13	449,827
	Total Venezuela	606,472
	TOTAL SOVEREIGN BONDS (Cost — $7,641,086)	8,074,401
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.0%
U.S. Government Obligations — 2.0%
3,290,000	U.S. Treasury Bonds, 6.250% due 8/15/23	3,685,060
2,560,000	U.S. Treasury Strip Principal (STRIPS), zero coupon bond to yield 5.223% due 11/15/21	1,162,619
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $4,743,716)	4,847,679
U.S. TREASURY INFLATION PROTECTED SECURITIES — 71.4%
	U.S. Treasury Bonds, Inflation Indexed:
17,003,657	3.000% due 7/15/12 (a)	17,587,495
35,515,778	2.375% due 1/15/25 (a)(f)	35,242,484
6,538,841	2.000% due 1/15/26	6,111,011
	U.S. Treasury Notes, Inflation Indexed:
40,320,730	3.875% due 1/15/09 (a)(f)	41,750,866
8,062,847	4.250% due 1/15/10	8,571,822
6,222,366	2.375% due 4/15/11	6,222,372
31,229,160	2.000% due 1/15/14 (a)(f)	30,367,922
30,007,622	1.625% due 1/15/15 (a)	28,228,290
	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $177,655,298)	174,082,262

Shares
PREFERRED STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.1%
7,600	Ford Motor Co., 7.400%	126,084
2,100	Ford Motor Co., 8.000%	37,317
300	Ford Motor Co., Series F, 7.550%	4,626
	TOTAL CONSUMER DISCRETIONARY	168,027
FINANCIALS — 0.1%
Diversified Financial Services — 0.1%
1,000	Preferred Plus, Series FRD-1, 8.125%	16,150
6,800	Saturns, Series F 2003-5, 7.400%	117,640
	TOTAL FINANCIALS	133,790
	TOTAL PREFERRED STOCKS (Cost — $304,749)	301,817

Contracts
PURCHASED OPTION — 0.0%
190,000	U.S. Treasury Notes 5 Year Futures, Call @ $105.00, expires 8/25/06 (Cost — $3,920)	8,906

Warrants
WARRANTS — 0.0%
3,000	United Mexican States, Series XW05, Expires 11/9/06*	10,500
2,250	United Mexican States, Series XW10, Expires 10/10/06*	8,437
2,000	United Mexican States, Series XW20, Expires 9/1/06*	14,000
	TOTAL WARRANTS (Cost — $19,375)	32,937
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $221,159,157)	218,202,899

See Notes to Schedule of Investments.

Salomon Brothers Inflation Management Fund Inc.

Schedule of Investments  (unaudited) (continued)

July 31, 2006

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS(a) — 10.5%
Repurchase Agreement — 10.4%
$25,288,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 7/31/06, 5.250% due 8/1/06, Proceeds at maturity - $25,291,688; (Fully collateralized by U.S. Treasury Note, 5.125% due 6/30/11; Market value - $25,797,757) (Cost — $25,288,000)	$25,288,000
U.S. Government Agency — 0.1%
350,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.010% - 5.320% due 9/25/06 (e) (Cost — $347,311)	347,241
	TOTAL SHORT-TERM INVESTMENTS (Cost — $25,635,311)	25,635,241
	TOTAL INVESTMENTS — 100.0% (Cost — $246,794,468#)	$243,838,140

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of this security is segregated for open futures contracts, written options and reverse repurchase agreements.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Security is currently in default.
(e)	Rate shown represents yield-to-maturity.
(f)	All or a portion of this security is held by the counterparty as collateral for reverse repurchase agreements.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS - Argentine Peso
EUR - Euro
FLIRB - Front-Loaded Interest Reduction Bonds
GDP - Gross Domestic Product
IO - Interest Only
MASTR - Mortgage Asset Securitization Transactions Inc.
PAC - Planned Amortization Cost
STRIPS - Separate Trading of Registered Interest and Principal Securities

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value
190	U.S. Treasury Notes 5 Year Futures, Call (Premiums received - $88,113)	8/25/06	$103.00	$237,500

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Inflation Management Fund Inc. (the “Fund”) was incorporated in Maryland on March 16, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(d) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of

Notes to Schedule of Investments (unaudited) (continued)

governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,979,660
Gross unrealized depreciation	(6,935,988)
Net unrealized depreciation	$(2,956,328)

At July 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bond Futures	11	9/06	$1,190,351	$1,191,094	$(743)

Notes to Schedule of Investments (unaudited) (continued)

During the period ended July 31, 2006, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding October 31, 2005	—	$—
Options written	641	171,540
Options closed	(380)	(58,079)
Options expired	(71)	(25,348)
Options written, outstanding July 31, 2006	190	$88,113

In addition, at July, 31, 2006, the Fund had the following open reverse repurchase agreements outstanding:

Face
Amount	Security	Value
$20,975,000	Reverse Repurchase Agreement with Greenwich Capital Markets Inc., dated 7/17/06 bearing 5.320% to be repurchased at $21,697,216 on 3/7/07, collateralized by: $20,000,000 United States Treasury Inflation Indexed Bond, 2.375% due 1/15/25; Market value (including accrued interest) - $19,868,043	$20,975,000
31,875,000	Reverse Repurchase Agreement with Greenwich Capital Markets Inc., dated 7/28/06 bearing 5.320% to be repurchased at $32,920,713 on 3/7/07, collateralized by: $25,000,000 United States Treasury Inflation Indexed Note, 3.875% due 1/15/09; Market value (including accrued interest) - $25,931,477	31,875,000
21,125,000	Reverse Repurchase Agreement with Greenwich Capital Markets Inc., dated 7/28/06 bearing 5.320% to be repurchased at $21,818,041 on 3/7/07, collateralized by: $20,000,000 United States Treasury Inflation Indexed Note, 2.000% due 1/15/14; Market value (including accrued interest) - $19,466,918	21,125,000
	Total Reverse Repurchase Agreements (Proceeds - $73,975,000)	$73,975,000

Transactions in reverse repurchase agreements for the Fund during the period ended July 31, 2006 were as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Outstanding
$92,402,183	4.57%	$94,107,500

Interest rates on reverse repurchase agreements ranged from 3.84% to 5.32% during the period ended July 31, 2006.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Inflation Management Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	September 29, 2006

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date	September 29, 2006